UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
The Gap, Inc.	16,700	$328,656	0.18%
		328,656	0.18%
Apparel and Other Finished Products:
Guess?, Inc*	19,690	796,854	0.45%
		796,854	0.45%
Auto Dealers, Gas Stations:
Autozone, Inc.*	3,200	364,256	0.20%
		364,256	0.20%
Business Services:
Adobe Systems Incorporated*	10,500	373,695	0.21%
Affiliated Computer Services, Inc.*	6,900	345,759	0.19%
Autodesk, Inc.*	11,000	346,280	0.19%
DST Systems, Inc.- B*	4,500	295,830	0.17%
Equifax Inc.	10,600	365,488	0.20%
Fiserv, Inc.*	7,000	336,630	0.19%
Focus Media Holding Limited* **	9,390	330,058	0.18%
Google, Inc.*	1,510	665,110	0.37%
IHS Inc.*	11,845	761,752	0.43%
Microsoft Corporation	85,494	2,426,320	1.36%
Omnicom Group Inc.	17,450	770,941	0.43%
Oracle Corporation*	123,985	2,425,147	1.35%
SAP AG**	7,100	351,947	0.20%
Western Union Company	21,730	462,197	0.26%
		10,257,154	5.73%
Chemicals and Allied Products:
Abbott Laboratories	16,345	$901,427	0.50%
Air Products & Chemicals, Inc.	1,700	156,400	0.09%
AstraZeneca PLC**	13,300	505,267	0.28%
Avon Products, Inc.	18,350	725,559	0.41%
Colgate Palmolive Company	23,481	1,829,405	1.02%
E.I. du Pont de Nemours and Company	3,400	158,984	0.09%

Eastman Chemical Company	2,500	156,125	0.09%
Forest Laboratories, Inc.*	13,100	524,131	0.29%
Gilead Sciences, Inc.*	28,537	1,470,511	0.82%
Lilly, Eli and Company	16,533	852,937	0.48%
Merck & Company, Inc.	12,000	455,400	0.25%
Monsanto Company	3,670	409,205	0.23%
Novartis AG - ADR**	13,600	696,728	0.39%
Novo Nordisk A/S**	11,130	770,641	0.43%
Pfizer, Inc.	62,700	1,312,311	0.73%
PPG Industries, Inc.	2,900	175,479	0.10%
Praxair, Inc.	25,403	2,139,695	1.20%
Proctor & Gamble Company	10,945	766,916	0.43%
Rohm & Haas Company	3,100	167,648	0.09%
Sanofi-Aventis **	13,800	518,052	0.29%
Teva Pharmaceutical Industries Limited**	19,325	892,622	0.50%
Wyeth	18,192	759,698	0.42%
		16,345,141	9.13%
Coal Mining:
Peabody Energy Corporation	12,425	633,675	0.35%
		633,675	0.35%
Communications:
American Movil S.A. de C.V.**	9,690	617,156	0.35%
AT&T, Inc.	60,736	2,326,189	1.30%
NII Holdings, Inc.*	5,700	181,146	0.10%
Qwest Communications International Inc.*	35,800	162,174	0.09%
Shaw Communications Inc.**	22,130	402,323	0.22%
The DirecTV Group, Inc*	14,500	359,455	0.20%
		4,048,443	2.26%
Construction-Special Trade:
Chicago Bridge & Iron Company N.V.**	10,960	$430,070	0.24%
		430,070	0.24%
Depository Institutions:
Bank of America Corporation	24,082	912,949	0.51%
Credit Suisse Group* **	10,400	529,152	0.30%
JPMorgan Chase & Co.	13,100	562,645	0.31%
State Street Corporation	17,537	1,385,423	0.77%
The Bank of New York Mellon	10,880	454,022	0.25%
Wells Fargo & Company	34,300	998,130	0.56%
		4,842,321	2.70%
Durable Goods, Wholesale:
BorgWarner, Inc.	8,200	352,846	0.20%
Johnson & Johnson	22,120	1,434,924	0.80%

Reliance Steel & Aluminum Co.	3,300	197,538	0.11%
		1,985,308	1.11%
Eating and Drinking Places:
McDonald’s Corporation	47,052	2,624,090	1.47%
Yum! Brands, Inc.	22,905	852,295	0.47%
		3,476,385	1.94%
Electric, Gas, and Sanitary Service:
Constellation Energy Group, Inc.	2,600	229,502	0.13%
Dominion Resources, Inc.	38,600	1,576,424	0.88%
DTE Energy Company	5,600	217,784	0.12%
Duke Energy Corporation	11,200	199,920	0.11%
Edison International	4,200	205,884	0.12%
Entergy Corporation	5,865	639,754	0.36%
FirstEnergy Corporation	9,200	631,304	0.35%
FPL Group, Inc.	3,200	200,768	0.11%
Mirant Corporation*	5,000	181,950	0.10%
NiSource Inc.	12,800	220,672	0.12%
ONEOK, Inc.	4,700	209,761	0.12%
Pinnacle West Capital Corporation	5,500	192,940	0.11%
SCANA Corporation	5,200	190,216	0.11%
Stericycle, Inc.*	11,055	569,332	0.32%
The Williams Companies, Inc.	21,315	702,969	0.39%
		6,169,180	3.45%
Electronic and Other Electric Equipment:
Amphenol Corporation	20,000	$745,000	0.42%
Cisco Systems, Inc.*	117,420	2,828,648	1.58%
Emerson Electric Company	33,911	1,745,060	0.97%
First Solar, Inc. *	2,075	479,615	0.27%
General Electric Company	42,600	1,576,626	0.88%
Harris Corporation	15,222	738,724	0.41%
Intel Corporation	91,035	1,928,121	1.08%
MEMC Electronic Materials, Inc.*	17,179	1,217,991	0.68%
Millicom International Cellular S.A.**	3,230	305,397	0.17%
Nokia Corporation**	23,455	746,573	0.42%
Nvidia Corporation*	30,957	612,639	0.34%
Qualcomm Incorporated	28,200	1,156,200	0.65%
Research In Motion Limited* **	6,620	742,963	0.41%
Texas Instruments Incorporated	14,700	415,569	0.23%
		15,239,126	8.51%
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture Ltd. **	34,640	1,218,289	0.68%
Fluor Corporation	3,440	485,590	0.27%
		1,703,879	0.95%

Fabricated Metal Products:
Ball Corporation	3,500	160,790	0.09%
Crane Company	9,600	387,360	0.22%
Illinois Tool Works, Inc.	36,803	1,775,009	0.99%
		2,323,159	1.30%
Food and Kindred Products:
Anheuser-Busch Companies, Inc.	17,400	825,630	0.46%
Coca-Cola Company, The	22,763	1,385,584	0.77%
Diageo plc **	5,565	452,546	0.25%
Fomento Economico Mexicano, S.A. de C.V.**	12,325	514,938	0.29%
General Mills, Inc.	14,300	856,284	0.48%
H.J. Heinz Company	19,640	922,491	0.52%
Kraft Foods Inc.	29,500	914,795	0.51%
PepsiCo, Inc.	31,515	2,275,383	1.27%
		8,147,651	4.55%
Food Stores:
The Kroger Co.	33,000	$838,200	0.47%
		838,200	0.47%
Furniture and Fixtures:
Johnson Controls, Inc.	35,684	1,206,119	0.67%
		1,206,119	0.67%
General Merchandise:
Costco Wholesale Corporation	8,430	547,697	0.31%
Target Corporation	19,900	1,008,532	0.56%
BJ's Wholesale Club, Inc.*	3,756	134,052	0.08%
The TJX Companies, Inc.	11,600	383,612	0.21%
		2,073,893	1.16%
Health Services:
Express Scripts, Inc.*	22,441	1,443,405	0.81%
Laboratory Corp of America Holdings*	23,414	1,725,144	0.96%
		3,168,549	1.77%
Holding and Other Investment Offices:
Alcon, Inc.**	6,355	903,999	0.51%
		903,999	0.51%
Home Furniture and Equipment:
Best Buy Company, Inc.	42,775	1,773,451	0.99%
GameStop Corporation*	15,455	799,178	0.45%
		2,572,629	1.44%
Industrial Machinery and Equipment:

3M Company	16,740	$1,324,971	0.74%
Apple Computer, Inc.*	6,340	909,790	0.51%
Applied Materials, Inc.	64,000	1,248,640	0.70%
Cameron International Corporation*	19,090	794,908	0.44%
Caterpillar Inc.	12,780	1,000,546	0.56%
Cummins Engine, Inc.	7,700	360,514	0.20%
Deere & Company	5,085	409,037	0.23%
Dell Inc.*	33,000	657,360	0.37%
Eaton Corporation	4,700	374,449	0.21%
Hewlett-Packard Company	68,669	3,135,427	1.75%
International Business Machines Corporation	10,299	1,185,827	0.66%
Joy Global Inc.	10,195	664,306	0.37%
Lam Research Corporation*	19,176	732,907	0.41%
National Oilwell Varco Inc*	11,920	695,890	0.39%
Parker-Hannifin Corporation	5,850	405,229	0.23%
Seagate Technology**	42,678	893,677	0.50%
Smith International, Inc.	12,160	781,037	0.44%
Terex Corporation*	11,607	725,437	0.40%
Western Digital Corporation*	11,300	305,552	0.17%
		16,605,504	9.28%
Instruments and Related Products:
Baxter International Inc.	28,916	1,671,923	0.93%
Becton Dickinson & Company	9,418	808,535	0.45%
Danaher Corporation	6,100	463,783	0.26%
Mettler-Toledo International Inc.*	6,555	636,622	0.36%
Raytheon Company	9,800	633,178	0.35%
Rockwell Collins, Inc.	6,200	354,330	0.20%
Thermo Electron Corporation*	14,455	821,622	0.46%
Xerox Corporation*	25,800	386,226	0.22%
		5,776,219	3.23%
Insurance Agents, Brokers and Service:
The Hartford Financial Services Group, Inc.	8,000	$606,160	0.34%
		606,160	0.34%
Insurance Carriers:
Ace LTD.**	10,100	556,106	0.31%
Aetna, Inc.	11,800	496,662	0.28%
Aflac Incorporated	21,400	1,389,930	0.78%
Allianz SE**	31,600	621,256	0.35%
Allstate Corporation	24,400	1,172,664	0.65%
American International Group, Inc.	25,362	1,096,906	0.61%
Cigna Corporation	12,800	519,296	0.29%
ING Groep N.V.**	15,000	560,550	0.31%
Lincoln National Corporation	10,000	520,000	0.29%
Metlife Capital Trust, Inc.	9,600	578,496	0.32%

Prudential Financial, Inc.	9,274	725,690	0.41%
The Chubb Corporation	11,600	573,968	0.32%
UnitedHealth Group Incorporated	48,403	1,663,127	0.93%
Wellpoint, Inc.*	16,600	732,558	0.41%
		11,207,209	6.26%
Justice, Public Order, and Safety:
Corrections Corporation of America*	16,970	467,014	0.26%
		467,014	0.26%
Metal Mining:
Freeport-McMoran Copper & Gold Inc.	12,588	1,211,217	0.68%
Companhia Vale do Rio Doce**	6,215	215,288	0.12%
Kinross Gold Corporation **	9,130	201,864	0.11%
		1,628,369	0.91%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	11,900	332,010	0.19%
		332,010	0.19%
Miscellaneous Retail:
CVS Corporation	24,965	1,011,332	0.57%
priceline.com Incorporated*	3,100	374,666	0.21%
		1,385,998	0.78%
Motion Pictures:
News Corporation	22,000	$418,880	0.23%
The Walt Disney Company	24,965	783,402	0.44%
		1,202,282	0.67%
Nondepository Institutions:
American Express Company	14,400	629,568	0.35%
		629,568	0.35%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	12,100	495,858	0.28%
Cardinal Health, Inc.	11,500	603,865	0.34%
McKesson Corporation	25,400	1,330,198	0.74%
Medco Health Solutions, Inc.*	10,870	475,997	0.26%
The Mosaic Company*	4,055	416,043	0.23%
Nike, Inc.-Class B	25,707	1,748,076	0.98%
		5,070,037	2.83%
Oil and Gas Extraction:
Eni S.p.A**	7,800	531,258	0.30%
ENSCO International Incorporated	8,550	535,401	0.30%
Halliburton Company	21,120	830,650	0.46%

Occidental Petroleum Corporation	7,100	519,507	0.29%
Royal Dutch Shell PLC**	7,600	524,248	0.29%
Schlumberger Limited	15,418	1,341,366	0.75%
Statoilhydro ASA**	18,200	543,634	0.30%
Total SA**	7,200	532,872	0.30%
Transocean, Inc * **	7,770	1,050,504	0.59%
		6,409,440	3.58%
Paper and Allied Products:
Kimberly-Clark Corporation	34,000	2,194,700	1.23%
Pactiv Corporation*	6,900	180,849	0.10%
		2,375,549	1.33%
Petroleum Refining and Related Industries:
Ashland, Inc.	4,200	$198,660	0.11%
BP PLC-Spons ADR**	26,560	1,610,864	0.90%
Chevron Corporation	22,384	1,910,698	1.07%
ConocoPhillips	24,700	1,882,387	1.05%
Exxon Mobil Corporation	12,065	1,020,458	0.57%
Marathon Oil Corporation	38,600	1,760,160	0.98%
Murphy Oil Corporation	12,129	996,276	0.56%
Sunoco, Inc.	9,200	482,724	0.27%
Tesoro Corporation	16,700	501,000	0.28%
Valero Energy Corporation	9,800	481,278	0.27%
		10,844,505	6.06%
Primary Metal Industries:
Nucor Corporation	16,420	1,112,291	0.62%
Precision Castparts Corp.	3,870	395,050	0.22%
Steel Dynamics, Inc.	5,200	171,808	0.10%
United States Steel Corporation	3,610	458,001	0.25%
		2,137,150	1.19%
Railroad Transportation:
CSX Corporation	930	52,145	0.03%
Union Pacific Corporation	9,050	1,134,689	0.63%
		1,186,834	0.66%
Rubber and Miscellaneous Plastic Products:
Tupperware Brands Corporation	1,246	48,195	0.03%
		48,195	0.03%
Security and Commodity Brokers:
Blackrock, Inc.	1,865	$380,796	0.21%
Goldman Sachs Group, Inc.	5,905	976,628	0.55%
Morgan Stanley Group, Inc.	13,300	607,810	0.34%
NYSE Euronext	8,725	538,420	0.30%
The Charles Schwab Corporation	30,585	575,916	0.32%

T. Rowe Price Group, Inc.	12,290	614,500	0.34%
UBS AG**	18,300	527,040	0.30%
		4,221,110	2.36%
Stone, Clay, Glass, Concrete Products:
Cemex, S.A.* **	6,330	165,340	0.09%
		165,340	0.09%
Transportation Equipment:
Autoliv, Inc.**	8,100	406,620	0.23%
Boeing Company	10,052	747,567	0.42%
General Dynamics Corporation	14,386	1,199,361	0.67%
Goodrich Corp	13,769	791,855	0.44%
Harsco Corporation	6,800	376,584	0.21%
Honda Motor Company LTD-Spons ADR**	19,000	547,390	0.30%
Honeywell International Inc.	15,876	895,724	0.50%
Lockheed Martin Corporation	16,882	1,676,383	0.94%
Northrop Grumman Corporation	4,300	334,583	0.19%
United Technologies Corporation	39,627	2,727,130	1.52%
		9,703,197	5.42%
Water Transportation:
Overseas Shipholding Group, Inc.	5,800	406,232	0.23%
		406,232	0.23%
Total common stocks (cost $159,347,278)		170,262,569	95.12%
Short-Term Investments:
AIM Money market funds (2.7718% at	7,830,095	7,830,095	4.37%
March 31,2008)
Total short-term investments		7,830,095	4.37%
Total investments (cost $167,177,373)		178,092,664	99.49%
Other assets and liabilities, net		913,174	0.51%
Total net assets		$179,005,838	100.00%
* Presently not producing dividend income
** Foreign Investments (11.41% of net assets)

Item 2. Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By /s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  May 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  May 16, 2008

/s/ Robert D. Brearton

Robert D. Brearton

Principal Financial Officer

Date:  May 16, 2008

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically